Acquisitions - Additional Information (Detail) - CIRC [Member] - USD ($) $ in Millions	Jan. 31, 2020	Dec. 31, 2020
Business Acquisition [Line Items]
Business combination, Recognized identifiable assets acquired and liabilities assumed, Cash and equivalents	$ 68.7
Business combination, Recognized identifiable assets acquired and liabilities assumed, Intangible assets, Other than goodwill	5.5
Business acquisition, Transaction costs		$ 3.5
Series D and SeriesD Two Redeemable Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Business combination, Consideration transferred, Equity interests issued and issuable	$ 190.0